Long-Term Debt - Schedule of Long - Term Debt (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Line of Credit Facility [Line Items]
Total borrowings	$ 925,253
Total Sale and Leaseback Agreements	123,321	$ 141,659
Less: Current portion of long-term debt	(204,140)	(189,832)
Less: Deferred financing costs (s)	(13,440)	(15,136)	$ (16,714)
Non-current portion of Long-Term Debt	707,673	744,557
Sale and Leaseback Agreement CMBFL - $120,000 (k) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	77,137	89,838
Sale and Leaseback Agreement CMBFL - $54,000 (l) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	37,800	41,850
Sale and Leaseback Agreement - Neptune $14,735 (m) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	8,384	9,971
Total Credit Facilities [Member]
Line of Credit Facility [Line Items]
Total borrowings	801,932	807,866
Non-current portion of Long-Term Debt [Member]
Line of Credit Facility [Line Items]
Total borrowings	925,253	949,525
Less: Current portion of long-term debt	(172,001)	(155,424)
Less: Current portion of Sale and Leaseback Agreements (k,l,m)	(32,139)	(34,408)
Less: Deferred financing costs (s)	(13,440)	(15,136)
Non-current portion of Long-Term Debt	707,673	744,557
Macquarie loan (a) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	76,000	0
2027 Secured Notes (b) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	310,625	336,875
E.SUN, MICB, Cathay, Taishin Credit Facility (c) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	37,500	46,500
Sinopac Credit Facility (d) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	9,060	9,900
HCOB, CACIB, ESUN, CTBC, Taishin Credit Facility (e) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	83,869	100,000
Deutsche Credit Facility (f) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	42,370	44,695
HCOB Credit Facility (g) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	32,769	40,794
CACIB, Bank Sinopac, CTBC Credit Facility (h) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	41,500	44,050
Chailease Credit Facility (i) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	3,039	3,852
Syndicated Senior Secured Credit Facility (CACIB, ABN, First-Citizens & Trust Company, Siemens, CTBC, Bank Sinopac, Palatine) (j) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	$ 165,200	$ 181,200